CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Additional information (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	¥ 45,457	¥ 45,457